CONDENSED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions		Jun. 30, 2016	Dec. 31, 2015	Jan. 01, 2015
Statement of Financial Position [Abstract]
Allowance for doubtful accounts receivable		$ 6.1	$ 5.6	$ 4.3
Accumulated depreciation, property and equipment		62.8	64.1	72.9
Accumulated amortization, intangible assets		105.2	91.9	69.3
Accumulated amortization, debt issuance costs			20.4	17.8
Debt issuance costs, long-term		9.6	10.6	15.5
Investment in AC JV, LLC	[1]		1.2	1.3
Accumulated other comprehensive loss			$ 0.0	$ (1.6)

[1]	Refer to Note 7-Related Party Transactions.